Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation "Actually Paid" to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation "Actually Paid" to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (6)
						(In thousands)
2025	$884,379	$882,215	$535,584	$523,955	$116.85	$7,158
2024	1,007,836	1,016,742	557,898	585,150	138.59	4,640
2023	1,016,958	1,016,690	526,857	527,027	101.20	7,439

Named Executive Officers, Footnote	Represents the total compensation of our principal executive officer (“PEO”), Ms. Stewart, as reported in the Summary Compensation Table for each year indicated. Ms. Stewart was the only person who served as our PEO during those years. Represents the average of the total compensation of each of our non-PEO named executive officers (Ms. Sexton and Mr. Ochs), as reported in the Summary Compensation Table for each year indicated. Ms. Sexton and Mr. Ochs were our only non-PEO named executive officers for those years.
PEO Total Compensation Amount	$ 884,379	$ 1,007,836	$ 1,016,958
PEO Actually Paid Compensation Amount	$ 882,215	1,016,742	1,016,690
Adjustment To PEO Compensation, Footnote	Represents the “compensation actually paid” to Ms. Stewart, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Ms. Stewart’s Summary Compensation Table total for each year to determine her compensation actually paid.

Adjustments to Determine Compensation "Actually Paid" to PEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$—	$(9,693)	$(32,104)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	(2,934)	(20,394)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	15,726	44,784
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—	6,798
Increase/(deduction) for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(2,198)	5,451	(12)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	34	356	660
Total Adjustments	$(2,164)	$8,906	$(268)

Non-PEO NEO Average Total Compensation Amount	$ 535,584	557,898	526,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 523,955	585,150	527,027
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation "Actually Paid" to Non-PEO Named Executive Officers	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$—	$(37,696)	$(25,683)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	(10,197)	(18,128)
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	59,942	39,450
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—	3,626
Increase/(deduction) for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(11,677)	14,584	(213)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	48	619	1,118
Total Adjustments	$(11,629)	$27,252	$170

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 116.85	138.59	101.20
Net Income (Loss)	$ 7,158,000	4,640,000	7,439,000
PEO Name	Ms. Stewart
Additional 402(v) Disclosure	Represents the cumulative TSR of the Company over the three-year period ended December 31, 2025, based on a theoretical $100 investment on the last day of fiscal year 2022 and valued as of the last trading day of fiscal years 2023, 2024 and 2025, with dividends reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.Represents our reported net income for each year indicated.
The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other named executive officers to our total shareholder return and net income over the three most recently completed fiscal years.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,164)	8,906	(268)
PEO | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(9,693)	(32,104)
PEO | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,934)	(20,394)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,726	44,784
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	6,798
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,198)	5,451	(12)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34	356	660
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,629)	27,252	170
Non-PEO NEO | Equity Awards, Stock Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(37,696)	(25,683)
Non-PEO NEO | Equity Awards, Option Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(10,197)	(18,128)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	59,942	39,450
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	3,626
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,677)	14,584	(213)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48	$ 619	$ 1,118